Investment Objectives and Goals - AMERICAN FUNDS CORPORATE BOND FUND	Aug. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	AMERICAN FUNDS CORPORATE BOND FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek to provide maximum total return consistent with capital preservation and prudent risk management.